Movements in equity - Summary of Cumulative Translation Exchange in Equity (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Beginning balance	£ (1,095)	£ (612)	£ (531)
Exchange movements on overseas net assets and net investment hedges	213	(396)	(47)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	(12)	(87)	(34)
Ending balance	(894)	(1,095)	(612)
Retained earnings
Beginning balance	(971)	(504)	(429)
Exchange movements on overseas net assets and net investment hedges	235	(380)	(41)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	(12)	(87)	(34)
Ending balance	(748)	(971)	(504)
Fair value reserve
Beginning balance	2	14	(5)
Exchange movements on overseas net assets and net investment hedges	(4)	(12)	19
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	0	0	0
Ending balance	(2)	2	14
Non-controlling interests
Beginning balance	(126)	(122)	(97)
Exchange movements on overseas net assets and net investment hedges	(18)	(4)	(25)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	0	0	0
Ending balance	£ (144)	£ (126)	£ (122)